Organization and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Jul. 01, 2012	Jul. 01, 2012 Currency buy sell under contract one [Member]	Jul. 03, 2011 Currency buy sell under contract one [Member]	Jul. 01, 2012 Currency buy sell under contract one [Member] Not Designated as Hedging Instruments [Member]	Jul. 01, 2012 Currency buy sell under contract two [Member]	Jul. 03, 2011 Currency buy sell under contract two [Member]	Jul. 01, 2012 Currency buy sell under contract two [Member] Not Designated as Hedging Instruments [Member]	Jul. 01, 2012 Currency buy sell under contract three [Member]	Jul. 01, 2012 Currency buy sell under contract three [Member] Not Designated as Hedging Instruments [Member]	Jul. 01, 2012 Currency buy sell under contract four [Member]	Jul. 01, 2012 Currency buy sell under contract four [Member] Not Designated as Hedging Instruments [Member]
Outstanding Mexican peso currency option contracts
Effective Starting Dates				Jul. 02, 2012			Jul. 02, 2012		Jul. 06, 2012		Jul. 06, 2012
Expiry date of contract	Jul. 06, 2012			Jul. 06, 2012			Jul. 06, 2012		Jun. 28, 2013		Jun. 28, 2013
Notional Amount				$ 684			$ 684		$ 10,200		$ 10,200
Average Option Contractual Exchange Rate		11.85	11.85	11.85	12.85	12.85	12.85	12.40	12.40	13.40	13.40
Fair Value							$ (26)		$ 80		$ (449)